OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through April 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                            -----------------------
                                    MID CAP
                                     VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    4/30/06



                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                 2
Portfolio Management Discussion                                       4
Portfolio Summary                                                     8
Prices and Distributions                                              9
Performance Update                                                   10
Comparing Ongoing Fund Expenses                                      16
Schedule of Investments                                              18
Financial Statements                                                 26
Notes to Financial Statements                                        36
Factors Considered by the Independent Trustees in Approving
the Management Contract                                              45
Trustees, Officers and Service Providers                             51

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
The six and 12 months ending April 30, 2006, have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of strong global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match 2005 levels. Growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These have been the basic ingredients of the equity bull market and relatively weak bond market over the six months ending April 30, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to rise as the economy reaches full employment. In this environment, strong economic growth may lead to inflation and higher interest rates, while slowing economic growth is welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy that we have been anticipating for the second half of the year may be starting to unfold. The U.S. unemployment rate reached a five-year low of 4.6 percent in May, but employment growth slowed to only 75,000 new jobs, the smallest increase since the Katrina-distorted result of October 2005. The housing market is cooling, as is non-essential consumer spending.

The U.S. Federal Reserve has not yet paused in its program of measured increases in short-term interest rates, and it appears likely that the Fed will raise rates again at the end of June. Global stock markets declined in May after the Fed warned that the central bank remains determined to keep inflation low. Fed vigilance against inflation and resolve to hike interest rates as necessary to keep inflation pressures well-contained puts short-term pressure on markets, but is investor-friendly over the intermediate-to-longer term. By restraining inflation,

Letter

the Fed may limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we believe a desirable moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long-view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06
--------------------------------------------------------------------------------

The major stock market indexes showed strong overall results during the six months ended April 30, 2006. However, the index returns were highly influenced by the outstanding performance of a relatively small number of stocks in narrow parts of the market. In the following discussion, Rod Wright, portfolio manager of Pioneer Mid Cap Value Fund, provides an update on the Fund, its investment strategies and the economic environment during the six months.

Q:  How did the Fund perform?

A: The Fund outperformed the overall market, as reflected by the Standard & Poor's 500 Index, but trailed its benchmark, the narrower Russell Midcap Value Index. For the six months ended April 30, 2006, Class A shares of Pioneer Mid Cap Value Fund had a total return of 11.98% at net asset value. Over the same six months, the S&P 500 Index returned 9.63%, while the Russell Midcap Value Index rose 13.58%. For the same period, the average return of the 281 funds in Lipper's Mid-Cap Value category was 14.08%.

    Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors influencing performance?

A: Performance was good in absolute terms. However, during a time when performance leadership was confined to a relatively small part of the market, the fact that we either did not own or were underweighted in a few sectors hurt results relative to the mid-cap value universe, as reflected by the Russell index. These were predominately companies in the metals, mining and commodities sectors, areas we have traditionally avoided due to their capital intensiveness and unpredictable earnings streams. During the period, several of these companies had dramatic rises in share price. These included stocks of two steel companies that benefited from rising global demand: Nucor Steel and US Steel. In addition, copper and gold mining company Freeport-McMoRan was underweighted, and its stock gained more than 50% during the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    period. Another stock that we did not own was Archer Daniels Midland
    (ADM), a commodity company specializing in grains. ADM's shares almost doubled based on the improving prospects for its business of producing ethanol, which is increasingly seen as a potentially attractive source of energy.

    Throughout the period, we adhered to our consistent investment style, emphasizing individual security selection rather than sector weightings based on broad economic trends, and remained focused on quality companies with reasonable prices and better-than-average long-term prospects, based on potential catalysts or strategies for improved results.

Q: What were some of the stocks that contributed positively to performance during the six months?

A: Although our underweighting of metals and mining stocks did not help in general, our top individual contributor was Deere. Deere is known for its agricultural equipment, but its products also include heavy equipment used in the mining industry. Two other notable performance leaders were in the energy sector: Weatherford International and Transocean. Weatherford International is an oil field services company, while Transocean is a deepwater driller. Both benefited from increased exploration and production activity stimulated by the rising prices of oil and natural gas.

    Three long-term holdings that had not helped performance earlier became major contributors during the six months. Tellabs was one. This telecommunications equipment company had been a disappointment before the period because of a general lack of new investment in the communications industry. However, the widening belief that telecommunications equipment spending is starting to recover led to a sharp spike in Tellabs' stock price. We have taken profits by reducing our position. The second turnaround was Symbol Technologies, a developer and producer of scanning equipment, including remote scanners. The stock of the company jumped as new management turned around operations. The third company that saw improvement was retailer Foot Locker, which began to recover from disappointing results in Europe. We have reduced our position in this company.

    Other investments that helped results included: Shire, an Irish pharmaceutical company that specializes in generic drugs; Bear Stearns,

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06                            (continued)
--------------------------------------------------------------------------------

    a major securities broker and investment bank; and NCR, a leading manufacturer of cash registers and automated teller machines.

Q:  What were some of the major disappointments?

A: The most significant detractor was our investment in Expedia, the on-line travel service. The stock struggled as the company invested in new system upgrades designed to help them to compete better. We have eliminated this position as we are not confident in their long-term business strategy. Stock market analysts reacted negatively to the price cardiac equipment company Boston Scientific paid in acquiring Guidant, another company specializing in devices for the treatment of cardiac patients. We retained Boston Scientific because we believe the company has excellent long-term prospects.

    By sector, our holdings in the financial-services area hurt, as we were underweighted in real estate investment trusts, which did well, while we emphasized insurance companies, which failed to realize the pricing power improvement that had been anticipated after the hurricane season of 2005.

Q:  What is your investment outlook?

A: Economic growth remains strong, but some leading indicators - including rising interest rates and high energy costs - suggest that some slowing may occur. We remain encouraged about the health of the overall economy, but we are more cautious regarding the stock market. In this environment, we will continue to focus on company-by-company stock selection, emphasizing fundamental research. We still are finding attractive opportunities that meet our investment criteria.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                            96.5%
Temporary Cash Investments                     3.5%

Sector Distribution
--------------------------------------------------
(As a percentage of equity holdings)

Financials                                    24.9%
Information Technology                        12.1%
Consumer Discretionary                        11.9%
Industrials                                    9.5%
Materials                                      9.2%
Health Care                                    9.1%
Utilities                                      8.7%
Consumer Staples                               8.4%
Energy                                         5.1%
Telecommunication Services                     1.1%

10 Largest Holdings
--------------------------------------------------
(As a percentage of equity holdings)*

 1. Safeway, Inc.                             2.17%
 2. Federated Department Stores, Inc.         2.13
 3. Xerox Corp.                               2.08
 4. UNUM Corp.                                2.08
 5. Air Products & Chemicals, Inc.            2.06
 6. W.W. Grainger, Inc.                       2.04
 7. UST, Inc.                                 2.02
 8. Molson Coors Brewing Co. (Class B)        1.95
 9. NCR Corp.                                 1.91
10. The PMI Group, Inc.                       1.83

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class     4/30/06   10/31/05
------------ --------- ---------
       A      $24.64    $22.84
       B      $21.49    $20.10
       C      $21.33    $19.94
   Investor   $24.67    $22.88
       R      $24.41    $22.67
       Y      $25.53    $23.68

Distributions Per Share
--------------------------------------------------------------------------------

                          11/1/05 - 4/30/06
                         -------------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
       A      $0.0199       $0.0872         $0.7638
       B      $  -          $0.0872         $0.7638
       C      $  -          $0.0872         $0.7638
   Investor   $0.0502       $0.0872         $0.7638
       R      $0.0245       $0.0872         $0.7638
       Y      $0.1087       $0.0872         $0.7638

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

--------------------------------------------------

Average Annual Total Returns
(As of April 30, 2006)
                  Net Asset     Public
                   Value       Offering
Period             (NAV)     Price (POP)
 10 Years           10.15%      9.50%
 5 Years            10.51       9.21
 1 Year             16.23       9.56

--------------------------------------------------

[The following data was represented by a line graph in the printed material]

               Pioneer Mid Cap      Russell Midcap
               Value Fund           Value Index
 4/30/1996      $9,425              $10,000
                $9,590              $11,776
 4/30/1998     $12,626              $16,599
               $11,598              $16,913
 4/30/2000     $12,265              $16,154
               $15,041              $19,320
 4/30/2002     $15,672              $20,946
               $13,443              $18,121
 4/30/2004     $18,388              $24,449
               $21,325              $29,414
 4/30/2006     $24,786              $36,693

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------

Average Annual Total Returns
(As of April 30, 2006)
                              If          If
Period                       Held      Redeemed
 10 Years                     9.24%      9.24%
 5 Years                      9.54       9.54
 1 Year                      15.13      11.19

--------------------------------------------------

[The following data was represented by a line graph in the printed material]

               Pioneer Mid Cap      Russell Midcap
               Value Fund           Value Index
4/30/1996      $10,000              $10,000
               $10,093              $11,776
4/30/1998      $13,195              $16,599
               $12,026              $16,913
4/30/2000      $12,613              $16,154
               $15,345              $19,320
4/30/2002      $15,863              $20,946
               $13,492              $18,121
4/30/2004      $18,291              $24,449
               $21,015              $29,414
4/30/2006      $24,195              $36,693

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------

Average Annual Total Returns
(As of April 30, 2006)
                               If          If
Period                        Held      Redeemed
 10 Years                     9.23%      9.23%
 5 Years                      9.55       9.55
 1 Year                      15.26      15.26

--------------------------------------------------

[The following data was represented by a line graph in the printed material]

               Pioneer Mid Cap      Russell Midcap
               Value Fund           Value Index
 4/30/1996     $10,000              $10,000
               $10,104              $11,776
 4/30/1998     $13,204              $16,599
               $12,025              $16,913
 4/30/2000     $12,607              $16,154
               $15,319              $19,320
 4/30/2002     $15,831              $20,946
               $13,459              $18,121
 4/30/2004     $18,236              $24,449
               $20,974              $29,414
 4/30/2006     $24,175              $36,693

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                       INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------

Average Annual Total Returns
(As of April 30, 2006)
                              If          If
Period                       Held      Redeemed
Life-of-Class
(12/10/04)                  12.75%      12.75%
1 Year                      16.45       16.45

--------------------------------------------------

[The following data was represented by a line graph in the printed material]

               Pioneer Mid Cap      Russell Midcap
               Value Fund           Value Index
12/31/2004     $10,000              $10,000
 4/30/2005      $9,783               $9,812
 4/30/2006     $11,392              $12,240

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                              CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

--------------------------------------------------

Average Annual Total Returns
(As of April 30, 2006)
                               If         If
Period                        Held     Redeemed
 10 Years                     9.72%      9.72%
 5 Years                     10.19      10.19
 1 Year                      15.90      15.90

--------------------------------------------------

[The following data was represented by a line graph in the printed material]

               Pioneer Mid Cap      Russell Midcap
               Value Fund           Value Index
4/30/1996      $10,000              $10,000
               $10,123              $11,776
4/30/1998      $13,262              $16,599
               $12,121              $16,913
4/30/2000      $12,753              $16,154
               $15,563              $19,320
4/30/2002      $16,136              $20,946
               $13,777              $18,121
4/30/2004      $18,831              $24,449
               $21,817              $29,414
4/30/2006      $25,285              $36,693

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2006)
                              If           If
Period                       Held       Redeemed
 10 Years                    10.58%      10.58%
 5 Years                     11.06       11.06
 1 Year                      16.70       16.70

--------------------------------------------------

[The following data was represented by a line graph in the printed material]

               Pioneer Mid Cap      Russell Midcap
               Value Fund           Value Index
 4/30/1996     $10,000              $10,000
               $10,173              $11,776
 4/30/1998     $13,394              $16,599
               $12,358              $16,913
 4/30/2000     $13,133              $16,154
               $16,181              $19,320
 4/30/2002     $16,940              $20,946
               $14,604              $18,121
 4/30/2004     $20,075              $24,449
               $23,427              $29,414
 4/30/2006     $27,341              $36,693

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.    Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from November 1, 2005 through April 30, 2006

 Share Class             A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 11/1/05
 Ending Account      $1,119.80    $1,114.40    $1,115.40    $1,120.50    $1,118.20    $1,121.70
 Value On 4/30/06
 Expenses Paid       $    5.41    $   10.64    $    9.70    $    4.52    $    6.83    $    3.26
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 2.03%, 1.85%, 0.86%, 1.30% and 0.62% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from November 1, 2005 through April 30, 2006

 Share Class             A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 11/1/05
 Ending Account      $1,019.69    $1,014.73    $1,015.62    $1,020.53    $1,018.35    $1,021.72
 Value On 4/30/06
 Expenses Paid       $    5.16    $   10.14    $    9.25    $    4.31    $    6.51    $    3.11
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 2.03%, 1.85%, 0.86%, 1.30% and 0.62% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                    Value
              COMMON STOCKS - 97.5%
              Energy - 5.0%
              Coal & Consumable Fuels - 1.2%
  900,000     Massey Energy Co. (b)                               $   34,785,000
                                                                  --------------
              Integrated Oil & Gas - 1.0%
  200,000     Amerada Hess Corp.                                  $   28,654,000
                                                                  --------------
              Oil & Gas Drilling - 0.7%
  250,000     Transocean Offshore, Inc.*                          $   20,267,500
                                                                  --------------
              Oil & Gas Equipment & Services - 0.8%
  450,000     Weatherford International, Inc.*                    $   23,818,500
                                                                  --------------
              Oil & Gas Exploration & Production - 0.6%
  225,000     Apache Corp.                                        $   15,984,000
                                                                  --------------
              Oil & Gas Refining & Marketing - 0.7%
  300,000     Tesoro Petroleum Corp.                              $   20,976,000
                                                                  --------------
              Total Energy                                        $  144,485,000
                                                                  --------------
              Materials - 9.0%
              Aluminum - 0.8%
  975,000     Novelis, Inc.                                       $   23,790,000
                                                                  --------------
              Diversified Chemical - 2.1%
  600,000     Ashland, Inc.                                       $   39,492,000
  300,000     PPG Industries, Inc.                                    20,136,000
                                                                  --------------
                                                                  $   59,628,000
                                                                  --------------
              Diversified Metals & Mining - 1.4%
  350,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)      $   22,603,000
  200,000     Phelps Dodge Corp.                                      17,238,000
                                                                  --------------
                                                                  $   39,841,000
                                                                  --------------
              Industrial Gases - 2.0%
  850,000     Air Products & Chemicals, Inc.                      $   58,242,000
                                                                  --------------
              Metal & Glass Containers - 1.4%
1,050,000     Ball Corp.                                          $   41,979,000
                                                                  --------------
              Specialty Chemicals - 1.3%
1,075,000     International Flavor & Fragrances, Inc.             $   37,979,750
                                                                  --------------
              Total Materials                                     $  261,459,750
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
              Capital Goods - 4.7%
              Construction, Farm Machinery & Heavy Trucks - 1.6%
  550,000     Deere & Co.                                         $   48,279,000
                                                                  --------------
              Electrical Component & Equipment - 0.1%
   37,232     Thomas & Betts Corp.*                               $    2,120,362
                                                                  --------------
              Industrial Conglomerates - 1.0%
1,100,000     Tyco International, Ltd.                            $   28,985,000
                                                                  --------------
              Trading Companies & Distributors - 2.0%
  750,000     W.W. Grainger, Inc.                                 $   57,690,000
                                                                  --------------
              Total Capital Goods                                 $  137,074,362
                                                                  --------------
              Commercial Services & Supplies - 3.2%
              Commercial Printing - 1.5%
1,250,000     R.R. Donnelly & Sons Co.                            $   42,112,500
                                                                  --------------
              Environmental & Facilities Services - 1.7%
1,150,000     Republic Services, Inc.                             $   50,611,500
                                                                  --------------
              Total Commercial Services & Supplies                $   92,724,000
                                                                  --------------
              Transportation - 1.4%
              Railroads - 1.4%
  750,000     Norfolk Southern Corp.                              $   40,500,000
                                                                  --------------
              Total Transportation                                $   40,500,000
                                                                  --------------
              Automobiles & Components - 0.7%
              Auto Parts & Equipment - 0.7%
  350,000     Borg-Warner Automotive, Inc.                        $   21,255,500
                                                                  --------------
              Total Automobiles & Components                      $   21,255,500
                                                                  --------------
              Consumer Durables & Apparel - 0.6%
              Photographic Products - 0.6%
  650,000     Eastman Kodak Co. (b)                               $   17,524,000
                                                                  --------------
              Total Consumer Durables & Apparel                   $   17,524,000
                                                                  --------------
              Consumer Services - 2.6%
              Casinos & Gaming - 1.5%
  550,000     Harrah's Entertainment, Inc.*                       $   44,902,000
                                                                  --------------
              Hotels, Resorts & Cruise Lines - 1.1%
  750,000     Royal Caribbean Cruises, Ltd.                       $   31,342,500
                                                                  --------------
              Total Consumer Services                             $   76,244,500
                                                                  --------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
               Media - 3.7%
               Advertising - 1.5%
4,600,000      The Interpublic Group of Companies, Inc.*          $   44,068,000
                                                                  --------------
               Broadcasting & Cable TV - 2.2%
1,250,000      Clear Channel Communications, Inc.                 $   35,662,500
1,084,300      Entercom Communications Corp.*                         28,701,421
                                                                  --------------
                                                                  $   64,363,921
                                                                  --------------
               Total Media                                        $  108,431,921
                                                                  --------------
               Retailing - 3.9%
               Apparel Retail - 0.7%
  900,000      Foot Locker, Inc.                                  $   20,862,000
                                                                  --------------
               Department Stores - 2.1%
  775,000      Federated Department Stores, Inc.                  $   60,333,750
                                                                  --------------
               Internet Retail - 1.1%
1,800,000      Expedia, Inc.*(b)                                  $   33,570,000
                                                                  --------------
               Total Retailing                                    $  114,765,750
                                                                  --------------
               Food & Drug Retailing - 3.0%
               Drug Retail - 0.9%
  850,000      CVS Corp.                                          $   25,262,000
                                                                  --------------
               Food Retail - 2.1%
2,450,000      Safeway, Inc.                                      $   61,568,500
                                                                  --------------
               Total Food & Drug Retailing                        $   86,830,500
                                                                  --------------
               Food, Beverage & Tobacco - 5.2%
               Brewers - 1.9%
  750,000      Molson Coors Brewing Co. (Class B)                 $   55,395,000
                                                                  --------------
               Packaged Foods & Meats - 1.3%
  925,000      H.J. Heinz Co., Inc.                               $   38,396,750
                                                                  --------------
               Tobacco - 2.0%
1,300,000      UST, Inc.*                                         $   57,109,000
                                                                  --------------
               Total Food, Beverage & Tobacco                     $  150,900,750
                                                                  --------------
               Health Care Equipment & Services - 6.7%
               Health Care Equipment - 1.3%
1,600,000      Boston Scientific Corp.*                           $   37,184,000
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
              Health Care Facilities - 2.2%
  300,000     Health Management Associates, Inc.*                 $    6,213,000
3,910,500     Tenet Healthcare Corp.*                                 32,535,360
  600,000     Triad Hospitals, Inc.*                                  24,720,000
                                                                  --------------
                                                                  $   63,468,360
                                                                  --------------
              Health Care Services - 1.5%
  775,000     Laboratory Corporation of America Holdings*         $   44,252,500
                                                                  --------------
              Managed Health Care - 1.7%
  475,000     CIGNA Corp.                                         $   50,825,000
                                                                  --------------
              Total Health Care Equipment & Services              $  195,729,860
                                                                  --------------
              Pharmaceuticals & Biotechnology - 2.2%
              Pharmaceuticals - 2.2%
2,000,000     Perrigo Co.                                         $   31,920,000
  650,000     Shire Pharmaceuticals Group Plc (A.D.R.) (b)            30,784,000
                                                                  --------------
                                                                  $   62,704,000
                                                                  --------------
              Total Pharmaceuticals & Biotechnology               $   62,704,000
                                                                  --------------
              Banks - 9.6%
              Regional Banks - 7.0%
  424,200     City National Corp.                                 $   30,949,632
1,100,000     KeyCorp                                                 42,042,000
  725,000     Marshall & Ilsley Corp. (b)                             33,147,000
  300,000     North Fork Bancorporation, Inc.                          9,039,000
  625,000     PNC Bank Corp.                                          44,668,750
1,200,000     Regions Financial Corp.                                 43,812,000
                                                                  --------------
                                                                  $  203,658,382
                                                                  --------------
              Thrifts & Mortgage Finance - 2.6%
1,700,000     Hudson City Bancorp, Inc.                           $   22,797,000
1,125,000     The PMI Group, Inc.                                     51,918,750
                                                                  --------------
                                                                  $   74,715,750
                                                                  --------------
              Total Banks                                         $  278,374,132
                                                                  --------------

The accompanying notes are an integral part of these financial statements.    21

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Diversified Financials - 3.7%
              Asset Management & Custody Banks - 2.2%
  800,000     Federated Investors, Inc.*                          $   28,080,000
1,000,000     Mellon Bank Corp.                                       37,630,000
                                                                  --------------
                                                                  $   65,710,000
                                                                  --------------
              Investment Banking & Brokerage - 1.5%
  300,000     Bear Stearns Co., Inc.                              $   42,753,000
                                                                  --------------
              Total Diversified Financials                        $  108,463,000
                                                                  --------------
              Insurance - 8.3%
              Insurance Brokers - 2.5%
  700,000     Aon Corp.*                                          $   29,337,000
1,000,000     Marsh & McLennan Co., Inc.                              30,670,000
  400,000     Willis Group Holdings, Ltd.                             14,060,000
                                                                  --------------
                                                                  $   74,067,000
                                                                  --------------
              Life & Health Insurance - 2.0%
2,900,000     UNUM Corp. (b)                                      $   58,899,000
                                                                  --------------
              Multi-Line Insurance - 2.1%
  400,000     Assurant, Inc.                                      $   19,268,000
1,250,000     Genworth Financial, Inc.                                41,500,000
                                                                  --------------
                                                                  $   60,768,000
                                                                  --------------
              Property & Casualty Insurance - 0.8%
   43,000     White Mountains Insurance Group, Ltd.               $   22,424,500
                                                                  --------------
              Reinsurance - 0.9%
  926,000     Platinum Underwriter Holding, Ltd.                  $   25,529,820
                                                                  --------------
              Total Insurance                                     $  241,688,320
                                                                  --------------
              Real Estate - 2.6%
              Industrial Real Estate Investment Trusts - 0.9%
  475,000     ProLogis Trust                                      $   23,854,500
                                                                  --------------
              Mortgage Real Estate Investment Trusts - 0.7%
1,550,000     Annaly Mortgage Management, Inc. (b)                $   20,878,500
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Specialized Real Estate Investment Trusts - 1.0%
  700,000     Host Hotels & Resort, Inc.*(b)                      $   14,714,000
  450,400     Ventas, Inc.*                                           14,714,568
                                                                  --------------
                                                                  $   29,428,568
                                                                  --------------
              Total Real Estate                                   $   74,161,568
                                                                  --------------
              Software & Services - 1.4%
              Data Processing & Outsourced Services - 1.4%
2,500,000     The BISYS Group, Inc.*                              $   39,850,000
                                                                  --------------
              Total Software & Services                           $   39,850,000
                                                                  --------------
              Technology Hardware & Equipment - 9.4%
              Communications Equipment - 1.9%
2,300,000     Juniper Network, Inc.*                              $   42,504,000
  700,000     Tellabs, Inc.*                                          11,095,000
                                                                  --------------
                                                                  $   53,599,000
                                                                  --------------
              Computer Hardware - 3.0%
  500,000     Dell, Inc.*                                         $   13,100,000
1,375,000     NCR Corp.*                                              54,175,000
  936,600     Palm, Inc.*(b)                                          21,167,160
                                                                  --------------
                                                                  $   88,442,160
                                                                  --------------
              Computer Storage & Peripherals - 0.9%
  625,000     Imation Corp.                                       $   26,250,000
                                                                  --------------
              Electronic Equipment & Instruments - 1.6%
4,300,000     Symbol Technologies, Inc.*                          $   45,795,000
                                                                  --------------
              Office Electronics - 2.0%
4,200,000     Xerox Corp.*                                        $   58,968,000
                                                                  --------------
              Total Technology Hardware & Equipment               $  273,054,160
                                                                  --------------
              Semiconductors - 1.0%
              Semiconductors - 1.0%
  958,000     Freescale Semiconductor, Inc. (Class B)*            $   30,339,860
                                                                  --------------
              Total Semiconductors                                $   30,339,860
                                                                  --------------

The accompanying notes are an integral part of these financial statements.    23

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Telecommunication Services - 1.1%
              Integrated Telecommunication Services - 1.1%
  200,000     Century Telephone Enterprises, Inc.                 $    7,540,000
5,691,600     Cincinnati Bell, Inc.*                                  23,904,720
                                                                  --------------
                                                                  $   31,444,720
                                                                  --------------
              Total Telecommunication Services                    $   31,444,720
                                                                  --------------
              Utilities - 8.5%
              Electric Utilities - 3.7%
  850,000     Allegheny Energy, Inc.*                             $   30,285,500
  950,000     Edison International                                    38,389,500
  725,000     Firstenergy Corp.                                       36,764,750
                                                                  --------------
                                                                  $  105,439,750
                                                                  --------------
              Gas Utilities - 0.8%
  300,000     Questar Corp.                                       $   24,015,000
                                                                  --------------
              Independent Power Producer & Energy Trad            ers - 1.5%
  925,000     NRG Energy, Inc.*                                   $   44,020,750
                                                                  --------------
              Multi-Utilities - 2.5%
1,000,000     NSTAR                                               $   27,650,000
1,127,200     PG&E Corp.                                              44,907,648
                                                                  --------------
                                                                  $   72,557,648
                                                                  --------------
              Total Utilities                                     $  246,033,148
                                                                  --------------
              TOTAL COMMON STOCKS
              (Cost $2,522,693,079)                               $2,834,038,801
                                                                  --------------

Principal
 Amount
                 TEMPORARY CASH INVESTMENTS - 3.5%
                 Repurchase Agreement - 1.0%
$30,000,000      UBS Warburg, Inc., 4.6%, dated 4/28/06,
                 repurchase price of $30,000,000 plus
                 accrued interest on 5/1/06 collateralized
                 by $26,677,000 U.S. Treasury Bill, 4.74%,
                 6/22/06 and $4,155,000 U.S. Treasury Bill,
                 4.74%, 6/29/06                                   $   30,000,000
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                                  Value
               Security Lending Collateral - 2.5%
73,570,618     Securities Lending Investment Fund, 4.75%          $   73,570,618
                                                                  --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $103,570,618)                                $  103,570,618
                                                                  --------------
               TOTAL INVESTMENT IN SECURITIES - 101.0%
               (Cost $2,626,263,697)(a)                           $2,937,609,419
                                                                  --------------
               OTHER ASSETS AND LIABILITIES - (1.0)%              $  (29,868,611)
                                                                  --------------
               TOTAL NET ASSETS - 100.0%                          $2,907,740,808
                                                                  --------------

(A.D.R.) American Depositary Receipt.

*   Non-income producing security.

(a) At April 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,630,129,423 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $357,702,561
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (50,222,565)
                                                                                ------------
       Net unrealized gain                                                      $307,479,996
                                                                                ------------

(b)   At April 30, 2006, the following securities were out on loan:

          Shares   Security                                                Value
     1,373,900     Annaly Mortgage Management, Inc.                  $18,506,433
       643,994     Eastman Kodak Co.                                  17,362,078
       174,819     Expedia, Inc.*                                      3,260,374
       285,892     Host Hotels & Resort, Inc.*                         6,009,450
        16,800     Marshall & Ilsley Corp.                               768,096
        44,842     Massey Energy Co.                                   1,733,143
       609,739     Palm, Inc.*                                        13,780,101
       120,052     Shire Pharmaceuticals Group Plc (A.D.R.)            5,685,663
       220,759     UNUM Corp.                                          4,483,615
                                                                     -----------
                   Total                                             $71,588,954
                                                                     -----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2006 aggregated $1,206,194,568 and $1,342,916,101, respectively.

The accompanying notes are an integral part of these financial statements.    25

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value
    (including securities loaned of $71,588,954)
    (cost $2,626,263,697)                                         $2,937,609,419
  Cash                                                                 2,016,437
  Receivables -
    Investment securities sold                                       100,872,249
    Fund shares sold                                                   3,293,931
    Dividends, interest and foreign taxes withheld                     2,825,810
    Other                                                                223,638
                                                                  --------------
     Total assets                                                 $3,046,841,484
                                                                  --------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   61,746,668
    Fund shares repurchased                                            3,355,250
    Upon return of securities loaned                                  73,570,618
  Due to affiliates                                                      325,674
  Accrued expenses                                                       102,466
                                                                  --------------
     Total liabilities                                            $  139,100,676
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $2,354,360,904
  Undistributed net investment income                                  4,119,308
  Accumulated net realized gain on investments                       237,914,874
  Net unrealized gain on investments                                 311,345,722
                                                                  --------------
     Total net assets                                             $2,907,740,808
                                                                  --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,087,675,103/84,727,278 shares)             $        24.64
                                                                  --------------
  Class B (based on $190,023,078/8,843,909 shares)                $        21.49
                                                                  --------------
  Class C (based on $211,757,979/9,927,957 shares)                $        21.33
                                                                  --------------
  Investor Class (based on $64,596,004/2,618,077 shares)          $        24.67
                                                                  --------------
  Class R (based on $33,334,559/1,365,415 shares)                 $        24.41
                                                                  --------------
  Class Y (based on $320,354,085/12,550,100 shares)               $        25.53
                                                                  --------------
MAXIMUM OFFERING PRICE:
  Class A ($24.64 [divided by] 94.25%)                            $        26.14
                                                                  --------------


The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $35,498)    $20,297,022
  Interest                                                  1,469,763
  Income from securities loaned, net                           79,058
                                                          -----------
     Total investment income                                               $ 21,845,843
                                                                           ------------
EXPENSES:
  Management fees
   Basic Fee                                              $ 9,184,713
   Performance Adjustment                                    (972,253)
  Transfer agent fees and expenses
   Class A                                                  1,678,542
   Class B                                                    417,972
   Class C                                                    230,730
   Investor Class                                              81,582
   Class R                                                     20,626
   Class Y                                                     11,590
  Distribution fees
   Class A                                                  2,603,753
   Class B                                                    988,115
   Class C                                                    997,863
   Class R                                                     67,348
  Administrative reimbursements                               268,168
  Custodian fees                                               54,548
  Registration fees                                            81,821
  Professional fees                                            63,768
  Printing expense                                             49,192
  Fees and expenses of nonaffiliated trustees                  31,069
  Miscellaneous                                                 8,434
                                                          -----------
     Total expenses                                                        $ 15,867,581
     Less fees paid indirectly                                                 (225,003)
                                                                           ------------
     Net expenses                                                          $ 15,642,578
                                                                           ------------
       Net investment income                                               $  6,203,265
                                                                           ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $241,797,976
                                                                           ------------
  Change in net unrealized gain on investments                             $ 74,041,780
                                                                           ------------
  Net gain on investments                                                  $315,839,756
                                                                           ------------
  Net increase in net assets resulting from operations                     $322,043,021
                                                                           ============

The accompanying notes are an integral part of these financial statements.    27

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/06 and the Year Ended 10/31/05

                                                            Six Months
                                                               Ended              Year
                                                              4/30/06            Ended
                                                            (unaudited)         10/31/05
FROM OPERATIONS:
Net investment income                                     $    6,203,265    $    1,177,263
Net realized gain on investments                             241,797,976       361,279,975
Change in net unrealized gain (loss) on investments           74,041,780      (140,105,939)
                                                          --------------    --------------
    Net increase in net assets resulting
     from operations                                      $  322,043,021    $  222,351,299
                                                          --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.02 and $0.00 per share, respectively)     $   (1,785,086)   $            -
    Investor Class ($0.05 and $0.00 per share,
     respectively)                                              (142,914)                -
    Class R ($0.02 and $0.00 per share, respectively)            (23,622)                -
    Class Y ($0.11 and $0.00 per share, respectively)         (1,309,598)                -
Net realized gain:
    Class A ($0.85 and $5.63 per share, respectively)        (74,063,244)     (388,197,092)
    Class B ($0.85 and $5.63 per share, respectively)         (8,221,025)      (50,287,839)
    Class C ($0.85 and $5.63 per share, respectively)         (7,923,486)      (34,918,794)
    Investor Class ($0.85 and $2.47 per share,
     respectively)                                            (2,348,004)       (6,330,694)
    Class R ($0.85 and $5.63 per share, respectively)           (763,737)       (1,881,456)
    Class Y ($0.85 and $5.63 per share, respectively)        (10,073,717)      (19,187,845)
                                                          --------------    --------------
     Total distributions to shareowners                   $ (106,654,433)   $ (500,803,720)
                                                          --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  438,530,343    $  912,209,998
Shares issued in reorganization                                        -       312,124,598
Reinvestment of distributions                                 86,639,265       420,271,906
Cost of shares repurchased                                  (530,049,805)     (584,718,182)
                                                          --------------    --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $   (4,880,197)   $1,059,888,320
                                                          --------------    --------------
    Net increase in net assets                            $  210,508,391    $  781,435,899
NET ASSETS:
Beginning of period                                        2,697,232,417     1,915,796,518
                                                          --------------    --------------
End of period (including undistributed net investment
  income of $4,119,308 and $1,177,263,
  respectively)                                           $2,907,740,808    $2,697,232,417
                                                          ==============    ==============

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares        '06 Amount       '05 Shares        '05 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                         12,467,027    $  294,645,248       25,492,870    $  641,137,694
Shares issued in
  reorganization                             -                 -          977,011        22,930,449
Reinvestment of distributions        2,887,230        66,308,417       14,197,018       334,318,677
Less shares repurchased            (16,341,242)     (389,858,038)     (15,480,783)     (382,834,976)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)           (986,985)   $  (28,904,373)      25,186,116    $  615,551,844
                                   -----------    --------------      -----------    --------------
CLASS B
Shares sold                            672,271    $   14,002,478        2,176,136    $   48,838,320
Shares issued in
  reorganization                             -                 -          389,378         8,052,327
Reinvestment of distributions          365,497         7,342,240        2,111,097        44,358,161
Less shares repurchased             (1,939,978)      (40,673,857)      (3,887,797)      (86,450,490)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)           (902,210)   $  (19,329,139)         788,814    $   14,798,318
                                   -----------    --------------      -----------    --------------
CLASS C
Shares sold                          1,747,883    $   36,100,785        4,742,596    $  105,690,845
Reinvestment of distributions          300,499         5,988,875        1,293,703        26,843,321
Less shares repurchased             (1,314,593)      (27,206,994)      (1,411,281)      (31,149,926)
                                   -----------    --------------      -----------    --------------
    Net increase                       733,789    $   14,882,666        4,625,018    $  101,384,240
                                   -----------    --------------      -----------    --------------
INVESTOR CLASS
Shares sold                              2,125    $       49,873                -    $            -
Shares issued in
  reorganization                             -                 -        3,129,415        75,105,949
Reinvestment of distributions          103,163         2,375,240          257,381         6,025,310
Less shares repurchased               (270,355)       (6,484,261)        (603,652)      (15,070,779)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)           (165,067)   $   (4,059,148)       2,783,144    $   66,060,480
                                   -----------    --------------      -----------    --------------
CLASS R
Shares sold                            741,891    $   17,507,638          679,367    $   16,685,923
Reinvestment of distributions           31,508           718,013           71,209         1,658,565
Less shares repurchased               (188,774)       (4,466,168)         (98,237)       (2,409,454)
                                   -----------    --------------      -----------    --------------
    Net increase                       584,625    $   13,759,483          652,339    $   15,935,034
                                   -----------    --------------      -----------    --------------
CLASS Y
Shares sold                          3,091,443    $   76,224,321        3,898,824    $   99,857,216
Shares issued in
  reorganization                             -                 -        8,471,870       206,035,873
Reinvestment of distributions          163,758         3,906,480          291,173         7,067,872
Less shares repurchased             (2,480,335)      (61,360,487)      (2,799,956)      (66,802,557)
                                   -----------    --------------      -----------    --------------
    Net increase                       774,866    $   18,770,314        9,861,911    $  246,158,404
                                   ===========    ==============      ===========    ==============

The accompanying notes are an integral part of these financial statements.    29

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        4/30/06        Year Ended      Year Ended
                                                      (unaudited)       10/31/05        10/31/04
CLASS A
Net asset value, beginning of period                  $   22.84        $    25.57      $    22.25
                                                      ---------        ----------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                         $    0.06        $     0.04      $     0.01
 Net realized and unrealized gain (loss)
  on investments                                           2.61              2.86            3.83
                                                      ---------        ----------      ---------
   Net increase (decrease) from investment
    operations                                        $    2.67        $     2.90      $     3.84
Distributions to shareowners:
 Net investment income                                    (0.02)                -               -
 Net realized gain                                        (0.85)            (5.63)          (0.52)
                                                      ---------        ----------      ----------
Net increase (decrease) in net asset value            $    1.80        $    (2.73)     $     3.32
                                                      ---------        ----------      ----------
Net asset value, end of period                        $   24.64        $    22.84      $    25.57
                                                      =========        ==========      ==========
Total return*                                             11.98%            11.90%          17.65%
Ratio of net expenses to average net assets+               1.03%**           1.10%           1.21%
Ratio of net investment income (loss) to average
 net assets+                                               0.50%**           0.16%           0.05%
Portfolio turnover rate                                      87%**             74%             59%
Net assets, end of period (in thousands)              $2,087,675       $1,957,797      $1,547,823
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.01%**           1.10%           1.21%
 Net investment income (loss)                              0.52%**           0.16%           0.05%

                                                     Year Ended          Year Ended      Year Ended
                                                      10/31/03            10/31/02        10/31/01
CLASS A
Net asset value, beginning of period                 $    16.93           $ 19.29        $  20.83
                                                     ----------           -------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                        $     0.04           $ (0.02)       $  (0.01)
 Net realized and unrealized gain (loss)
  on investments                                           5.28             (0.97)           0.34
                                                     ----------           -------        --------
   Net increase (decrease) from investment
    operations                                       $     5.32           $ (0.99)       $   0.33
Distributions to shareowners:
 Net investment income                                        -                 -               -
 Net realized gain                                            -             (1.37)          (1.87)
                                                     ----------           -------        --------
Net increase (decrease) in net asset value           $     5.32           $ (2.36)       $  (1.54)
                                                     ----------           -------        --------
Net asset value, end of period                       $    22.25           $ 16.93        $  19.29
                                                     ==========           =======        ========
Total return*                                             31.42%            (5.99%           1.85%
Ratio of net expenses to average net assets+               1.37%             1.30%           1.24%
Ratio of net investment income (loss) to average
 net assets+                                               0.24%            (0.09%          0.01%
Portfolio turnover rate                                      58%               65%             95%
Net assets, end of period (in thousands)             $1,208,400           $890,856       $921,310
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.37%             1.30%           1.22%
 Net investment income (loss)                              0.24%            (0.09%           0.03%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       4/30/06      Year Ended      Year Ended
                                                     (unaudited)     10/31/05        10/31/04
CLASS B
Net asset value, beginning of period                   $  20.10       $ 23.32        $  20.48
                                                       --------       -------        --------
Increase (decrease) from investment operations:
 Net investment loss                                   $  (0.06)      $ (0.17)       $  (0.22)
 Net realized and unrealized gain (loss)
  on investments                                           2.30          2.58            3.55
                                                       --------       -------        --------
   Net increase (decrease) from investment
    operations                                         $   2.24       $  2.41        $   3.33
Distributions to shareowners:
 Net realized gain                                        (0.85)        (5.63)          (0.49)
                                                       --------       -------        --------
Net increase (decrease) in net asset value             $   1.39       $ (3.22)       $   2.84
                                                       --------       -------        --------
Net asset value, end of period                         $  21.49       $ 20.10        $  23.32
                                                       ========       =======        ========
Total return*                                             11.44%        10.81%          16.64%
Ratio of net expenses to average net assets+               2.03%**       2.06%           2.13%
Ratio of net investment loss to average
 net assets+                                              (0.50)%**     (0.80)%         (0.86)%
Portfolio turnover rate                                      87%**         74%             59%
Net assets, end of period (in thousands)               $190,023      $195,916        $208,844
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.02%**       2.06%           2.13%
 Net investment loss                                      (0.49)%**     (0.80)%         (0.86)%

                                                       Year Ended    Year Ended    Year Ended
                                                        10/31/03      10/31/02      10/31/01
CLASS B
Net asset value, beginning of period                   $  15.72      $  18.14        $  19.85
                                                       --------      --------        --------
Increase (decrease) from investment operations:
 Net investment loss                                   $  (0.13)     $  (0.18)       $  (0.10)
 Net realized and unrealized gain (loss)
  on investments                                           4.89         (0.87)           0.26
                                                       --------      --------        --------
   Net increase (decrease) from investment
    operations                                         $   4.76      $  (1.05)       $   0.16
Distributions to shareowners:
 Net realized gain                                            -         (1.37)          (1.87)
                                                       --------      --------        --------
Net increase (decrease) in net asset value             $   4.76      $  (2.42)       $  (1.71)
                                                       --------      --------        --------
Net asset value, end of period                         $  20.48      $  15.72        $  18.14
                                                       ========      ========        ========
Total return*                                             30.28%        (6.75)%          1.01%
Ratio of net expenses to average net assets+               2.22%         2.10%           2.03%
Ratio of net investment loss to average
 net assets+                                              (0.61)%       (0.89)%         (0.78)%
Portfolio turnover rate                                      58%           65%             95%
Net assets, end of period (in thousands)               $241,313      $264,881        $330,926
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.22%         2.10%           2.01%
 Net investment loss                                      (0.61)%       (0.89)%         (0.76)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    31

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended
                                                        4/30/06      Year Ended     Year Ended
                                                      (unaudited)     10/31/05        10/31/04
CLASS C
Net asset value, beginning of period                  $   19.94       $ 23.15         $ 20.34
                                                      ---------       -------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                         $   (0.03)      $ (0.11)        $ (0.16)
 Net realized and unrealized gain (loss)
  on investments                                           2.27          2.53            3.46
                                                      ---------       -------         -------
 Net increase (decrease) from investment
  operations                                          $    2.24       $  2.42         $  3.30
Distributions to shareowners:
 Net realized gain                                        (0.85)        (5.63)          (0.49)
                                                      ---------       -------         -------
Net increase (decrease) in net asset value            $    1.39       $ (3.21)        $  2.81
                                                      ---------       -------         -------
Net asset value, end of period                        $   21.33       $ 19.94         $ 23.15
                                                      =========       =======         =======
Total return*                                             11.54%        10.95%          16.60%
Ratio of net expenses to average net assets+               1.85%**       1.95%           2.11%
Ratio of net investment loss to average
 net assets+                                              (0.32)%**     (0.68)%         (0.88)%
Portfolio turnover rate                                      87%**         74%             59%
Net assets, end of period (in thousands)              $ 211,758       $183,357        $105,778
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.83%**       1.95%           2.11%
 Net investment loss                                      (0.30)%**     (0.68)%         (0.88)%


                                                       Year Ended    Year Ended      Year Ended
                                                       10/31/03      10/31/02        10/31/01
CLASS C
Net asset value, beginning of period                    $ 15.61       $ 18.04         $ 19.76
                                                        -------       -------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $ (0.10)      $ (0.16)        $  0.03
 Net realized and unrealized gain (loss)
  on investments                                           4.83         (0.90)           0.12
                                                        -------       -------         -------
 Net increase (decrease) from investment
  operations                                            $  4.73       $ (1.06)        $  0.15
Distributions to shareowners:
 Net realized gain                                            -         (1.37)          (1.87)
                                                        -------       -------         -------
Net increase (decrease) in net asset value              $  4.73       $ (2.43)        $ (1.72)
                                                        -------       -------         -------
Net asset value, end of period                          $ 20.34       $ 15.61         $ 18.04
                                                        =======       =======         =======
Total return*                                             30.30%        (6.85)%          0.96%
Ratio of net expenses to average net assets+               2.28%         2.20%           2.11%
Ratio of net investment loss to average
 net assets+                                              (0.68)%       (0.99)%         (0.86)%
Portfolio turnover rate                                      58%           65%             95%
Net assets, end of period (in thousands)                $53,982       $34,605         $29,547
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.28%         2.20%           2.09%
 Net investment loss                                      (0.68)%       (0.99)%         (0.84)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended        12/10/04 (a)
                                                            4/30/06            to
                                                          (unaudited)       10/31/05
INVESTOR CLASS
Net asset value, beginning of period                       $ 22.88          $ 24.00
                                                           -------          -------
Increase from investment operations:
  Net investment income                                    $  0.08          $  0.06
  Net realized and unrealized gain on investments             2.61             1.29
                                                           -------          -------
   Net increase from investment operations                 $  2.69          $  1.35
Distributions to shareowners:
  Net investment income                                      (0.05)               -
  Net realized gain                                          (0.85)           (2.47)
                                                           -------          -------
Net increase (decrease) in net asset value                 $  1.79          $ (1.12)
                                                           -------          -------
Net asset value, end of period                             $ 24.67          $ 22.88
                                                           =======          =======
Total return*                                                12.05%            5.39%(b)
Ratio of net expenses to average net assets+                  0.86%**          0.94%**
Ratio of net investment income to average
  net assets+                                                 0.67%**          0.24%**
Portfolio turnover rate                                         87%**            74%
Net assets, end of period (in thousands)                   $64,596          $63,680
Ratios with reduction for fees paid indirectly:
  Net expenses                                                0.85%**          0.93%**
  Net investment income                                       0.68%**          0.25%**

(a) Investor Class Shares were first publicly offered on December 10, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    33

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended                                       4/1/03 (a)
                                                                    4/30/06       Year Ended     Year Ended          to
                                                                  (unaudited)      10/31/05       10/31/04        10/31/03
CLASS R
Net asset value, beginning of period                                $ 22.67         $ 25.46        $ 22.25         $ 16.81
                                                                    -------         -------        -------         -------
Increase from investment operations:
 Net investment income (loss)                                       $  0.03         $ (0.01)       $  0.06         $     -
 Net realized and unrealized gain on investments                       2.58            2.85           3.74            5.44
                                                                    -------         -------        -------         -------
  Net increase from investment operations                           $  2.61         $  2.84        $  3.80         $  5.44
Distributions to shareowners:
 Net investment income                                                (0.02)              -              -               -
 Net realized gain                                                    (0.85)          (5.63)         (0.59)              -
                                                                    -------         -------        -------         -------
Net increase (decrease)                                             $  1.74         $ (2.79)       $  3.21         $  5.44
                                                                    -------         -------        -------         -------
Net asset value, end of period                                      $ 24.41         $ 22.67        $ 25.46         $ 22.25
                                                                    =======         =======        =======         =======
Total return*                                                         11.82%          11.69%         17.50%          32.36%(b)
Ratio of net expenses to average net assets+                           1.30%**         1.32%          1.34%           1.31%**
Ratio of net investment income (loss) to average net assets+           0.24%**        (0.05)%        (0.16)%         (0.08)%**
Portfolio turnover rate                                                  87%**           74%            59%             58%
Net assets, end of period (in thousands)                            $33,335         $17,702        $ 3,271         $    40
Ratios with reduction for fees paid indirectly:
 Net expenses                                                          1.28%**         1.32%          1.34%           1.31%**
 Net investment income (loss)                                          0.26%**        (0.05)%        (0.16)%         (0.08)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                     4/30/06      Year Ended  Year Ended    Year Ended  Year Ended   Year Ended
                                                   (unaudited)     10/31/05    10/31/04      10/31/03    10/31/02     10/31/01
CLASS Y
Net asset value, beginning of period               $  23.68        $  26.17     $ 22.73      $ 17.21     $ 19.50      $ 20.94
                                                   --------        --------     -------      -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                             $   0.11        $   0.06     $  0.08      $  0.15     $  0.06      $  0.07
 Net realized and unrealized gain (loss)
  on investments                                       2.70            3.08        3.96         5.37       (0.98)        0.36
                                                   --------        --------     -------      -------     -------      -------
  Net increase (decrease) from investment
   operations                                      $   2.81        $   3.14     $  4.04      $  5.52     $ (0.92)     $  0.43
Distributions to shareowners:
 Net investment income                                (0.11)              -           -            -           -            -
 Net realized gain                                    (0.85)          (5.63)      (0.60)           -       (1.37)       (1.87)
                                                   --------        --------     -------      -------     -------      -------
Net increase (decrease) in net asset value         $   1.85        $  (2.49)    $  3.44      $  5.52     $ (2.29)     $ (1.44)
                                                   --------        --------     -------      -------     -------      -------
Net asset value, end of period                     $  25.53        $  23.68     $ 26.17      $ 22.73     $ 17.21      $ 19.50
                                                   ========        ========     =======      =======     =======      =======
Total return*                                         12.17%          12.61%      18.23%       32.07%      (5.54)%       2.36%
Ratio of net expenses to average net assets+           0.62%**         0.67%       0.78%        0.84%       0.84%        0.76%
Ratio of net investment income to average
 net assets+                                           0.91%**         0.62%       0.46%        0.76%       0.37%        0.49%
Portfolio turnover rate                                  87%**           74%         59%          58%         65%          95%
Net assets, end of period (in thousands)           $320,354        $278,780     $50,081      $ 8,261     $ 6,318      $ 3,642
Ratios with reduction for fees paid indirectly:
 Net expenses                                          0.61%**         0.67%       0.78%        0.84%       0.83%        0.75%
 Net investment income                                 0.92%**         0.62%       0.46%        0.76%       0.38%        0.50%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    35

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06 (unaudited)

1. Organization and Significant Accounting Policies
Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Investor class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and class R shareowners, respectively. There is no distribution plan for Investor Class or Class Y share.

The Fund's financial statements have been prepared in conformity with U.S generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

    securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2005, was as follows:
--------------------------------------------------------------------------------

                                                  2005
----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                            $ 77,755,872
  Long-Term capital gain                      423,047,848
                                             ------------
     Total                                   $500,803,720
                                             ============

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005:
-----------------------------------------------------------------------------

                                                  2005
----------------------------------------------------------------------------
  Undistributed ordinary income              $ 11,761,460
  Undistributed long-term gain                 92,791,640
  Unrealized appreciation                     233,438,216
                                             ------------
     Total                                   $337,991,316
                                             ============

----------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $177,344 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2006.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.  Option writing

    When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

    During the six months ended April 30, 2006, the Fund did not write or exercise any option contracts.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the performance of the Fund's Class A shares as compared with the Russell Midcap Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (i.e., the fee is further subject to a cap of average daily net assets and a floor of 0.60% of average daily net assets assuming that the Fund is not large enough for any breakpoints to apply). Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth Funds Index effective May 1, 2003; however the Lipper Growth Funds Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended April 30, 2006, the aggregate performance adjustment resulted in a decrease to the basic fee of $972,253. The management fee was equivalent to 0.57% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On April 30, 2006, $144,200 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $100,420 in transfer agent fees payable to PIMSS at April 30, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $81,054 in distribution fees payable to PFD at April 30, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2006, CDSCs in the amount of $181,774 were paid to PFD.

5. Directed Brokerage and Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended April 30, 2006, the Fund's expenses were reduced by $180,705 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2006, the Fund's expenses were reduced by $44,298 under such arrangements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2006, the Fund had no borrowings under this agreement.

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Multi-Cap Core Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------
                       Pioneer Mid Cap       Safeco Multi-Cap        Pioneer Mid Cap
                         Value Fund              Core Fund             Value Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------
  Net Assets           $2,047,064,347           $75,105,949          $2,118,810,359
  Shares
   Outstanding             86,885,598             3,690,384              90,015,013
  Investor Class
   Shares Issued                                                          3,129,415

--------------------------------------------------------------------------------
                                     Unrealized       Accumulated
                                  Appreciation on       Gain on
                                    Closing Date      Closing Date
--------------------------------------------------------------------------------
  Safeco Multi-Cap Core Fund       $14,789,843         $21,589,835

In addition, on September 22, 2005, beneficial owners of AmSouth Mid Cap Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

reorganization was accomplished on September 23, 2005, by exchanging all of the AmSouth Fund's Class A, Class B and Class I net assets for Pioneer Mid Cap Value Fund's shares, based on the Fund's Class A, Class B, and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-----------------------------------------------------------------------------------------
                        Pioneer Mid Cap        AmSouth Mid Cap        Pioneer Mid Cap
                          Value Fund             Equity Fund            Value Fund
                     (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-----------------------------------------------------------------------------------------
  Net Assets
  Class A               $2,037,601,351          $ 22,930,449          $2,060,531,800
  Class B               $  203,267,554          $  8,052,327          $  211,319,881
  Class C               $  182,413,606          $          -          $  182,413,606
  Class R               $   15,297,621          $          -          $   15,297,621
  Class Y               $  131,848,429          $          -          $  337,884,302
  Investor Class        $   66,287,249          $          -          $   66,287,249
  Class I               $            -          $206,035,873          $            -
                        --------------          ------------          --------------
  Total Net
  Assets                $2,636,715,810          $237,018,649          $2,873,734,459
                        --------------          ------------          --------------
  Shares
  Outstanding
  Class A                   86,812,547             1,550,606              87,789,558
  Class B                    9,829,993               571,137              10,219,371
  Class C                    8,894,046                     -               8,894,046
  Class R                      656,453                     -                 656,453
  Class Y                    5,421,200                     -              13,893,070
  Investor Class             2,819,713                     -               2,819,713
  Class I                            -            13,863,586                       -
  Shares Issued in
  Reorganization
  Class A                                                                    977,011
  Class B                                                                    389,378
  Class Y                                                                  8,471,870

---------------------------------------------------------------------------------------
                                      Unrealized         Accumulated
                                   Appreciation on         Loss on
                                     Closing Date       Closing Date
---------------------------------------------------------------------------------------
  AmSouth Mid Cap Equity Fund       $34,901,760         $(1,598,488)
---------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee of the Fund and a peer group of funds selected by the Independent Trustees, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of the peer group for the 12 months ended June 30, 2005, the first quintile of the peer group for the three years ended June 30, 2005, the second quintile for the five years ended June 30, 2005 and the fourth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the performance fee structure aligned the interest of shareholders and the Investment Adviser. The Trustees noted that Pioneer was currently waiving the floor on the performance fee but evaluated the performance fee arrangement assuming the floor continued to be applied. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund.

    They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. [The Trustees concluded that, given current and anticipated asset levels, break points in the management fee were not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.]

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

     Trustees                                Officers
     John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
     David R. Bock                           Osbert M. Hood, Executive Vice President
     Mary K. Bush                            Vincent Nave, Treasurer
     Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
     Osbert M. Hood
     Thomas J. Perna
     Marguerite A. Piret
     John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240


Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2006

* Print the name and title of each signing officer under his or her signature.